COLT 2026-7 Mortgage Loan Trust ABS-15G

Exhibit 99.13

Conditions Report 2.0

Loans in Report:		4
Loans with Conditions:		1

Loan Number	Deal ID	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
XXXX	4350122770	XXXX	XXXX	(No Data)	ATR/QM: Exempt	C	A	A	A	C	A	N/A	N/A	C	A	A	A	C	A	N/A	N/A	Property Valuations	Property	Satisfied	C	A	C	A	XXXX	Property Issues Indicated	No	Provide a balance sheet dated within 90 days of the note date.	XXXX Client replied: Uploaded balance sheet & snip from page 8 of the document showing the balance sheet dated XXXX.	XXXX XXXX reviewed balance sheet which is within 90 days of note date. Exception satisfied.	(No Data)	Not Applicable	CFCFS3824: Borrower contributed an additional down payment
- XXXX Comments:  Borrower contributed an extra $XXXX above the required $XXXX for a total of $XXXX.

CFCFS1737: LTV below guideline requirements
- XXXX Comments:  LTV of 68.22 is below guideline requirement max of 70.

CFCFS1731: Verified cash reserves exceed guidelines
- XXXX Comments:  Assets: $XXXX supports funds to close of $XXXX. Verified reserves of $XXXX or 12.44 months PITI reserve exceeds required 6 months.

XXXX	4350122771	XXXX	XXXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	XXXX	CFCFS1737: LTV below guideline requirements
- XXXX Comments:  LTV 32.56% is below the maximum of 75%

CFCFS1731: Verified cash reserves exceed guidelines
- XXXX Comments:  Cash reserves $XXXX, 95.87 months reserves, 3 months required

CFCFS1741: Credit score exceeds guidelines
- XXXX Comments:  Credit score 709 exceeds the minimum of 620

XXXX	4350122773	XXXX	XXXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	XXXX	CFCFS1731: Verified cash reserves exceed guidelines
- XXXX Comments:  10.25 months piti reserves in file

CFCFS5269: Minimal use of credit
- XXXX Comments:  5% consumer credit utilization in file

CFCFS1736: Significant time at current residence
- XXXX Comments:  Borrower has been at current residence for 5 years

XXXX	4350122772	XXXX	XXXX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	XXXX	CFCFS1731: Verified cash reserves exceed guidelines
- XXXX Comments:  131.21 months of reserves are above the required 6.

CFCFS1741: Credit score exceeds guidelines
- XXXX Comments:  719 FICO score is above the 680 min.

CFCFS1737: LTV below guideline requirements
- XXXX Comments:  68.18% LTV is below the 70% max.